EVENT SUBSEQUENT TO JUNE 30, 2023 (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jul. 25, 2023	Apr. 03, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance			$ 5,097	$ 16,221
Class of warrant or right, number of securities called by warrants or rights		90,000
Exercise price of warrants		$ 5.00
Warrants, exercisable term		5 years
Registered Direct Offering
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance	$ 1,800
Offering expenses	$ 400
Exercise price of warrants	$ 1.80
Registered Direct Offering | Pre-funded warrants
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants	$ 0.001
Registered Direct Offering | Amended certain existing warrants issued on May 11, 2022
Disclosure of non-adjusting events after reporting period [line items]
Class of warrant or right, number of securities called by warrants or rights	330,106
Exercise price of warrants	$ 4.75
Registered Direct Offering | Amended certain existing warrants issued on December 6, 2022
Disclosure of non-adjusting events after reporting period [line items]
Class of warrant or right, number of securities called by warrants or rights	971,817
Exercise price of warrants	$ 4.6305
Registered Direct Offering | Amended certain existing warrants issued on April 3, 2023
Disclosure of non-adjusting events after reporting period [line items]
Class of warrant or right, number of securities called by warrants or rights	1,500,000
Exercise price of warrants	$ 4.00
Registered Direct Offering | Unregistered Private Warrants
Disclosure of non-adjusting events after reporting period [line items]
Class of warrant or right, number of securities called by warrants or rights	1,500,000
Exercise price of warrants	$ 1.80
Warrants, exercisable term	6 months
Warrants term	5 years
Registered Direct Offering | Warrants issued to placement agent
Disclosure of non-adjusting events after reporting period [line items]
Class of warrant or right, number of securities called by warrants or rights	78,115
Exercise price of warrants	$ 1.6875
Warrants, exercisable term	5 years
Registered Direct Offering | ADS
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	1,301,923
Warrants amendment | Amended certain existing warrants issued on April 3, 2023
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance	$ 2,000
Class of warrant or right, number of securities called by warrants or rights	1,500,000
Exercise price of warrants	$ 1.35